Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	959,619,396.94	41,834
Yield Supplement Overcollateralization Amount 08/31/22	98,550,736.14	0
Receivables Balance 08/31/22	1,058,170,133.08	41,834
Principal Payments	34,452,234.88	643
Defaulted Receivables	88,699.92	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	94,041,140.26	0
Pool Balance at 09/30/22	929,588,058.02	41,188

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.11%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,315,792.15	212
Past Due 61-90 days	1,299,496.33	49
Past Due 91-120 days	320,733.31	9
Past Due 121+ days	0.00	0
Total	7,936,021.79	270

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	70,245.15
Aggregate Net Losses/(Gains) - September 2022	18,454.77
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.02%
Prior Net Losses/(Gains) Ratio	0.03%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	8,366,292.52
Actual Overcollateralization	8,366,292.52
Weighted Average Contract Rate	4.35%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	58.84

Flow of Funds	$ Amount
Collections	38,437,788.06
Investment Earnings on Cash Accounts	13,628.72
Servicing Fee	(881,808.44)
Transfer to Collection Account	-
Available Funds	37,569,608.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,725,730.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	6,264,764.35
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,366,292.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,924,027.64

Total Distributions of Available Funds	37,569,608.34

Servicing Fee	881,808.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	950,982,822.37
Principal Paid	29,761,056.87
Note Balance @ 10/17/22	921,221,765.50

Class A-1
Note Balance @ 09/15/22	149,202,822.37
Principal Paid	29,761,056.87
Note Balance @ 10/17/22	119,441,765.50
Note Factor @ 10/17/22	56.8770312%

Class A-2
Note Balance @ 09/15/22	404,700,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	404,700,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-3
Note Balance @ 09/15/22	252,900,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	252,900,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-4
Note Balance @ 09/15/22	98,700,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	98,700,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	30,350,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	30,350,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	15,130,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	15,130,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,884,523.83
Total Principal Paid	29,761,056.87
Total Paid	32,645,580.70

Class A-1
Coupon	2.96900%
Interest Paid	393,762.83
Principal Paid	29,761,056.87
Total Paid to A-1 Holders	30,154,819.70

Class A-2
Coupon	3.73000%
Interest Paid	1,257,942.50
Principal Paid	0.00
Total Paid to A-2 Holders	1,257,942.50

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8509398
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4145534
Total Distribution Amount	32.2654932

A-1 Interest Distribution Amount	1.8750611
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	141.7193184
Total A-1 Distribution Amount	143.5943795

A-2 Interest Distribution Amount	3.1083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.1083333

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	210.50
Noteholders' Third Priority Principal Distributable Amount	508.38
Noteholders' Principal Distributable Amount	281.12

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	5,058,901.50
Investment Earnings	9,360.14
Investment Earnings Paid	(9,360.14)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,099,814.01	$2,599,401.11	N/A
Number of Extensions	80	97	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.20%	0.23%	N/A